Schedule of Accrued Compensation (Details) - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll	$ 311,662	$ 311,590
401K payable	7,333	9,065
Accrued severance	57,982
Total	$ 376,977	$ 320,655